RBC International Equity Fund Expense Example - RBC International Equity Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	1,115
Expense Example, with Redemption, 5 Years	1,579
Expense Example, with Redemption, 10 Years	2,860
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	445
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,923
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	893
Expense Example, with Redemption, 10 Years	$ 2,069